Additional Information - Condensed Financial Statements (Condensed Statements of Cash Flows) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in)/ provided by operating activities	$ 205,662	$ 213,344	$ 50,316
Cash flows from investing activities:
Net cash used in investing activities	(4,685)	(3,935)	(330,502)
Cash flows from financing activities:
Proceeds of loans from offshore banks	0	0	370,000
Repayments of loans to offshore banks	(344,500)	(25,500)	(410,194)
Payment for repurchase of shares	0	(14,506)	(3,577)
Net cash provided by/(used in) financing activities	(147,459)	142,894	(46,584)
Net increase/(decrease) in cash and cash equivalents	27,271	349,123	(327,690)
Cash and cash equivalents, beginning of year	569,917	220,794	548,484
Cash and cash equivalents, end of year	597,188	569,917	220,794
Changyou.com Limited [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in)/ provided by operating activities	4,001	(14,238)	(10,483)
Cash flows from investing activities:
Proceeds from/(Purchase of) time deposits	478	(478)	0
Proceeds relating to loans to subsidiaries	343,674	35,411	4,241
Net cash used in investing activities	344,152	34,933	4,241
Cash flows from financing activities:
Proceeds of loans from offshore banks	0	0	370,000
Repayments of loans to offshore banks	(344,500)	(25,500)	(353,331)
Payment for repurchase of shares	0	(14,506)	(3,577)
Net cash provided by/(used in) financing activities	(344,500)	(40,006)	13,092
Net increase/(decrease) in cash and cash equivalents	3,653	(19,311)	6,850
Cash and cash equivalents, beginning of year	5,118	24,429	17,579
Cash and cash equivalents, end of year	$ 8,771	$ 5,118	$ 24,429